UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑06590

Invesco Value Municipal Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626‑1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/2023

ITEM 1.	REPORTS TO STOCKHOLDERS.
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e‑1 under the Investment Company Act of 1940 is as follows:

Semiannual Report to Shareholders	August 31, 2023

Invesco Value Municipal Income Trust

NYSE: IIM

2	Trust Performance
2	Share Repurchase Program Notice
3	Dividend Reinvestment Plan
4	Schedule of Investments
20	Financial Statements
24	Financial Highlights
25	Notes to Financial Statements
30	Approval of Investment Advisory and Sub‑Advisory Contracts
32	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/23 to 8/31/23

Trust at NAV	1.42%
Trust at Market Value	-3.11
S&P Municipal Bond Index▼ (Broad Market Index)	1.22
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	1.08
Lipper Closed‑End General and Insured Municipal Leveraged Debt Funds Index∎ (Peer Group Index)	1.16
Market Price Discount to NAV as of 8/31/23	-11.44

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month‑end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
 Since the Trust is a closed‑end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
 The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
 The S&P Municipal Bond 5+ Year Investment Grade Index seeks to measure the performance of investment-grade US municipal bonds with maturities equal to or greater than five years.
 The Lipper Closed‑End General and Insured Municipal Leveraged Debt Funds Index is an unmanaged index considered representative of closed‑end general and insured leveraged municipal debt funds tracked by Lipper.
 The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2023, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20‑day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

Portfolio Manager Update

The following individuals are jointly and primarily responsible for the day‑to‑day management of Invesco Advantage Municipal Income Trust II, Invesco Municipal Opportunity Trust, Invesco Municipal Trust, Invesco Quality Mu-
nicipal Income Trust, Invesco Trust for Investment Grade Municipals and Invesco Value Municipal Income Trust’s portfolio:
∎ Mark Paris
∎ Jack Connelly
∎ Joshua Cooney
∎ Tim O’Reilly
∎ John Schorle
∎ Rebecca Setcavage
∎ Julius Williams

2	Invesco Value Municipal Income Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed‑end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
∎ Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
∎ Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
∎ Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed‑end.
∎ Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” - in the name of your brokerage firm, bank, or other financial institution - you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed‑end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed‑End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed‑end or by writing to Invesco Closed‑End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.
If you opt to continue to hold your non‑certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.
If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.
You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed‑end.

3	Invesco Value Municipal Income Trust

Schedule of Investments
August 31, 2023
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–152.28%(a)
Alabama–1.16%

Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	$270	$265,762
Series 2016, RB	5.75%	06/01/2045	20	16,778

Black Belt Energy Gas District (Gas); Series 2023 D‑1, Ref. RB(b)	5.50%	02/01/2029	840	876,727

Black Belt Energy Gas District (The) (No. 8); Series 2022 A, RB(b)	4.00%	12/01/2029	1,420	1,363,913

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	920	941,182

Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(b)	4.00%	12/01/2031	1,480	1,411,227

Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A‑1, RB(b)	5.50%	12/01/2029	1,405	1,473,832

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	5.25%	05/01/2044	860	781,294

				7,130,715

Alaska–0.06%

Northern Tobacco Securitization Corp.; Series 2021 A‑1, Ref. RB	4.00%	06/01/2050	420	371,399

Arizona–1.75%

Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(c)	5.00%	07/01/2039	1,195	1,119,112

Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(c)	5.00%	12/15/2040	250	237,221

Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	1,280	1,200,761

Series 2017, Ref. RB	5.00%	11/15/2045	980	788,841

La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	648,820

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(c)	5.00%	07/01/2054	550	473,108
Series 2021, RB(c)	4.00%	07/01/2051	875	643,345

Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(c)	6.50%	07/01/2034	435	441,199

Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(c)	5.00%	06/15/2052	360	315,805

Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(c)	5.25%	07/01/2048	1,175	1,048,008

Pima (County of), AZ Industrial Development Authority (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	1,055	705,397

Yuma (City of), AZ Industrial Development Authority (Regional Medical Center);
Series 2014 A, RB	5.00%	08/01/2032	1,050	1,057,925

Series 2014 A, RB	5.25%	08/01/2032	2,000	2,024,650

				10,704,192

California–21.44%

Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2035	3,010	1,919,428

Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2036	2,675	1,613,324

Bay Area Toll Authority (San Francisco Bay Area); Series 2023 F‑2, RB(f)	4.13%	04/01/2054	5,000	4,952,324
Beverly Hills Unified School District (Election of 2008);

Series 2009, GO Bonds(e)	0.00%	08/01/2026	2,720	2,469,248

Series 2009, GO Bonds(e)	0.00%	08/01/2031	5,270	4,006,944

California (State of); Series 2020, GO Bonds (INS - BAM)(d)	3.00%	11/01/2050	1,680	1,310,821

California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(c)	5.00%	04/01/2049	835	689,549

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(e)	0.00%	06/01/2055	10,335	928,012

California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B‑1, Ref. RB	5.00%	06/01/2049	55	55,585

Series 2020 B‑2, Ref. RB(e)	0.00%	06/01/2055	1,680	276,203

California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	4,175	3,677,711

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)

California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	$5	$4,343

Series 2021‑2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	4,105	3,945,875

Series 2023‑1, RB	4.38%	09/20/2036	839	816,106

California (State of) Infrastructure & Economic Development Bank;

Series 2003 A, RB(b)(f)(g)	5.00%	01/01/2028	6,700	7,301,693

Series 2003 A, RB(b)(g)	5.00%	01/01/2028	4,500	4,884,376

California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges); Series 2003 A, RB(b)(f)(g)	5.00%	01/01/2028	3,300	3,596,356

California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(c)	5.00%	06/01/2048	195	173,454

California (State of) Municipal Finance Authority (CHF‑Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,330	1,361,030

California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(h)	5.00%	12/31/2043	2,000	2,001,096

California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(h)	4.00%	07/15/2029	840	829,599

California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(c)	5.00%	08/01/2039	250	228,906

California (State of) Pollution Control Financing Authority;

Series 2012, RB(c)(h)	5.00%	07/01/2027	810	812,746

Series 2012, RB(c)(h)	5.00%	07/01/2030	1,400	1,404,070

Series 2012, RB(c)(h)	5.00%	07/01/2037	3,075	3,074,567

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);

Series 2016 A, RB(c)	5.00%	12/01/2041	1,275	1,251,234

Series 2016 A, RB(c)	5.25%	12/01/2056	995	973,423

California State University; Series 2019 A, RB(f)	5.00%	11/01/2049	2,130	2,249,936

Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2029	1,360	1,100,730

CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(c)	3.13%	08/01/2056	840	568,665

CSCDA Community Improvement Authority (Oceanaire-Long Beach Social Bonds); Series 2021 A‑2, RB(c)	4.00%	09/01/2056	840	607,320

CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB(c)	4.00%	08/01/2056	505	372,722

Dry Creek Joint Elementary School District (Election of 2008-Measure E);

Series 2009, GO Bonds(e)	0.00%	08/01/2043	2,120	830,441

Series 2009, GO Bonds(e)	0.00%	08/01/2044	1,090	403,772

Series 2009, GO Bonds(e)	0.00%	08/01/2045	6,270	2,194,615

Series 2009, GO Bonds(e)	0.00%	08/01/2048	4,610	1,370,617

El Segundo Unified School District (Election of 2008);

Series 2009 A, GO Bonds(e)	0.00%	08/01/2031	4,155	3,115,319

Series 2009 A, GO Bonds(e)	0.00%	08/01/2032	3,165	2,275,487

Golden State Tobacco Securitization Corp.; Series 2021 B‑2, Ref. RB(e)	0.00%	06/01/2066	4,070	404,735

Los Angeles (City of), CA Department of Airports; Series 2019 A, Ref. RB(h)	5.00%	05/15/2034	905	969,176

Los Angeles (City of), CA Department of Airports (Green Bonds);

Series 2022 G, RB(h)	5.50%	05/15/2035	1,750	1,974,215

Series 2022 G, RB(h)	5.50%	05/15/2037	1,985	2,197,530
Series 2022, RB(h)	4.00%	05/15/2042	705	674,492

Los Angeles (City of), CA Department of Water & Power; Series 2020 B, RB(f)	5.00%	07/01/2050	2,350	2,493,413

Menifee Union School District (Election of 2008);

Series 2009 C, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2034	1,665	1,111,003

Series 2009 C, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2035	300	189,969

Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(d)(e)	0.00%	08/01/2029	3,350	2,730,301

M‑S‑R Energy Authority;
Series 2009 B, RB	6.13%	11/01/2029	895	951,460

Series 2009 B, RB	6.50%	11/01/2039	585	695,125

Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(i)	6.25%	08/01/2043	1,985	1,802,042

Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(e)	0.00%	08/01/2028	2,400	2,021,261

Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2034	3,825	2,492,928

Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2035	4,120	2,560,627

Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2036	300	175,968

Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2037	1,785	987,317

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)

Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007‑1);

Series 2009 A, GO Bonds(e)	0.00%	08/01/2028	$7,840	$6,652,228

Series 2009 A, GO Bonds(e)	0.00%	08/01/2031	8,475	6,420,052

Regents of the University of California Medical Center;

Series 2022 P, RB(f)(j)	4.00%	05/15/2053	5,430	5,231,532

Series 2022 P, RB	3.50%	05/15/2054	2,015	1,702,000

Sacramento (City of), CA Unified School District (Election of 2020);

Series 2022 A, GO Bonds (INS - BAM)(d)	5.50%	08/01/2047	1,305	1,420,859

Series 2022 A, GO Bonds (INS - BAM)(d)	5.50%	08/01/2052	1,590	1,726,953

San Diego (County of), CA Regional Airport Authority; Series 2021 A, RB	4.00%	07/01/2051	2,060	1,923,557

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);

Series 2019 E, RB(h)	5.00%	05/01/2037	665	697,610

Series 2021 A, Ref. RB(h)	5.00%	05/01/2036	610	654,798

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(d)(e)	0.00%	09/01/2030	1,600	1,247,548

Santa Margarita Water District Community Facilities District No. 2013‑1 (Village of Sendero); Series 2013, RB	5.50%	09/01/2032	570	570,000

Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(e)	0.00%	06/01/2041	3,445	1,223,877

William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(e)	0.00%	08/01/2033	11,350	7,855,984

				131,406,207

Colorado–5.99%

Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	500	456,523

Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	840	748,359

Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,045	921,241

Centerra Metropolitan District No. 1 (In the City of Loveland);

Series 2017, RB(c)	5.00%	12/01/2047	1,680	1,509,349

Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	670	580,934

Colorado (State of) Health Facilities Authority (CommonSpirit Health);

Series 2019 A‑2, Ref. RB	5.00%	08/01/2044	3,680	3,758,914

Series 2019 A‑2, Ref. RB	4.00%	08/01/2049	1,675	1,451,656

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(b)(g)	5.00%	06/01/2027	580	618,154

Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	490,711

Colorado Crossing Metropolitan District No. 2; Series 2020 A‑1, Ref. GO Bonds	5.00%	12/01/2047	500	374,647

Colorado Springs (City of), CO; Series 2023 A, RB	5.25%	11/15/2053	5,000	5,431,261
Denver (City & County of), CO;

Series 2018 A, Ref. RB(h)	5.00%	12/01/2048	5,740	5,792,228

Series 2018 A, Ref. RB(h)	5.25%	12/01/2048	1,710	1,746,743

Series 2022 A, RB(h)	5.00%	11/15/2047	2,985	3,074,133

Series 2022 A, RB(h)	5.50%	11/15/2053	615	655,107

Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	391,449

Hogback Metropolitan District; Series 2021 A, GO Bonds	5.00%	12/01/2041	725	654,758

Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	740	704,419

Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	815	646,985

Mirabelle Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2049	645	572,181

Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	750	759,307

Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	700	657,242

North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	456,728

Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	351,621

Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	462,161

Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	465	438,751

White Buffalo Metropolitan District No. 3;

Series 2020, GO Bonds	5.50%	12/01/2050	500	456,583

Series 2023, GO Bonds	8.00%	12/15/2035	605	579,438

Windler Public Improvement Authority;
Series 2021 A‑1, RB	4.13%	12/01/2051	1,335	802,910

Series 2021 A‑2, RB(i)	4.50%	12/01/2041	2,070	1,185,982

				36,730,475

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–4.08%

District of Columbia;
Series 2006 B‑1, RB (INS - NATL)(d)	5.00%	02/01/2031	$550	$550,412

Series 2014 C, GO Bonds(f)	5.00%	06/01/2035	6,060	6,127,245

Series 2022 A, RB	5.00%	07/01/2047	1,670	1,800,333

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	310	291,823

District of Columbia Water & Sewer Authority; Series 2022, RB(f)	5.00%	10/01/2044	5,805	6,129,255

District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C‑1, RB	4.00%	10/01/2051	3,335	3,143,373

Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,512,192

Washington (State of) Metropolitan Area Transit Authority (Sustainability Bonds); Series 2023 A, RB	5.25%	07/15/2053	5,000	5,424,107

				24,978,740

Florida–8.56%

Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);

Series 2022 A, Ref. RB(c)	5.00%	11/15/2061	1,075	723,664

Series 2022 B, RB(c)	6.50%	11/15/2033	100	87,091

Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	500	438,665

Broward (County of), FL;
Series 2017, RB(f)(h)(j)	5.00%	10/01/2047	3,615	3,644,355

Series 2019 B, RB(h)	4.00%	09/01/2044	840	776,570

Series 2022 A, RB(f)(j)	4.00%	10/01/2047	4,110	3,914,763

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	3,360	3,109,141

Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2037	1,380	1,119,946

Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,639,192)(c)(k)(l)	7.75%	05/15/2035	1,678	92,280

Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,190	1,203,743

Florida (State of) South Broward Hospital District (South Broward Hospital District Obligated Group); Series 2021 A, RB	3.00%	05/01/2051	840	587,660

Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion); Series 2022 A, Ref. RB(b)(c)(h)	7.25%	10/03/2023	835	852,131

Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(c)(h)	7.38%	01/01/2049	670	671,358

Greater Orlando Aviation Authority;
Series 2017 A, RB(h)	5.00%	10/01/2052	510	512,636

Series 2019 A, RB(h)	4.00%	10/01/2044	1,000	935,884
Lake (County of), FL (Lakeside at Waterman Village);

Series 2020 A, Ref. RB	5.50%	08/15/2040	650	583,185

Series 2020 A, Ref. RB	5.75%	08/15/2050	285	247,926

Series 2020 A, Ref. RB	5.75%	08/15/2055	1,055	901,639
Lee (County of), FL;

Series 2021 B, RB(h)	5.00%	10/01/2034	1,030	1,112,582

Series 2022, RB	5.25%	08/01/2049	4,180	4,415,481

Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM)(d)	5.00%	03/15/2052	1,980	2,114,173

Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2051	3,150	2,925,617

Series 2022 A, Ref. RB(h)	5.25%	10/01/2052	1,345	1,382,201

Subseries 2021 A‑2, Ref. RB (INS - AGM)(d)	4.00%	10/01/2049	2,525	2,377,381

Subseries 2021 B‑1, Ref. RB(h)	4.00%	10/01/2050	985	890,780

Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGM)(d)	5.00%	07/01/2035	3,415	3,417,256

Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2051	4,150	4,372,626

Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2023 A, RB	5.00%	10/01/2053	1,010	1,034,642

Osceola (County of), FL;
Series 2020 A‑2, Ref. RB(e)	0.00%	10/01/2044	1,000	325,733

Series 2020 A‑2, Ref. RB(e)	0.00%	10/01/2048	1,500	384,895

Series 2020 A‑2, Ref. RB(e)	0.00%	10/01/2051	600	129,273

Series 2020 A‑2, Ref. RB(e)	0.00%	10/01/2052	455	92,509

Series 2020 A‑2, Ref. RB(e)	0.00%	10/01/2054	390	70,582

Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	825	847,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	$1,675	$1,484,649

South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	840	758,669

Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,335	1,273,242

Tampa (City of) & Hillsborough (County of), FL Expressway Authority; Series 2017 B, Ref. RB	4.00%	07/01/2042	1,965	1,846,800

Tampa (City of), FL; Series 2020 A, RB(e)	0.00%	09/01/2049	3,340	807,814

				52,466,815

Georgia–1.94%

Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2037	3,110	2,642,352

Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(f)(j)	4.00%	07/01/2044	3,380	3,242,757
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2021 A, RB	3.00%	02/15/2051	500	352,847
Main Street Natural Gas, Inc.;

Series 2021 A, RB(b)	4.00%	09/01/2027	1,340	1,328,907

Series 2021 C, RB(b)	4.00%	12/01/2028	1,235	1,203,158

Series 2022 C, RB(b)(c)	4.00%	11/01/2027	1,260	1,205,996
Series 2023 C, RB(b)	5.00%	09/01/2030	1,855	1,926,748

				11,902,765

Hawaii–0.29%

Hawaii (State of) Department of Transportation (Airports Division); Series 2013, COP(h)	5.00%	08/01/2028	1,775	1,775,396

Idaho–0.87%

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,800	1,323,787

Idaho (State of) Housing & Finance Association; Series 2023 A, RB	5.25%	08/15/2048	2,525	2,753,704

Spring Valley Community Infrastructure District No. 1; Series 2021, RB(c)	3.75%	09/01/2051	1,675	1,276,989

				5,354,480

Illinois–9.65%
Chicago (City of), IL;

Series 2002 B, GO Bonds	5.50%	01/01/2037	630	637,902

Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	395	399,454

Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	315	318,102

Series 2014, RB	5.00%	11/01/2039	750	754,569

Series 2015 A, GO Bonds	5.50%	01/01/2033	3,145	3,197,604
Chicago (City of), IL (O’Hare International Airport);

Series 2017 D, RB	5.25%	01/01/2042	1,265	1,302,550

Series 2017 D, RB(h)	5.00%	01/01/2052	5,000	5,021,264

Series 2017 D, RB	5.00%	01/01/2052	1,465	1,482,428

Series 2022 A, RB (INS - AGM)(d)(h)	5.50%	01/01/2053	1,390	1,458,086

Chicago (City of), IL Board of Education; Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2031	625	654,621

Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,000	922,175
Chicago (City of), IL Midway International Airport;

Series 2013 A, Ref. RB(h)	5.50%	01/01/2031	2,280	2,281,446

Series 2013 B, Ref. RB	5.00%	01/01/2025	1,550	1,551,732

Series 2014 A, Ref. RB(h)	5.00%	01/01/2041	1,100	1,100,097
Illinois (State of);

Series 2014, GO Bonds	5.25%	02/01/2033	1,100	1,103,836

Series 2014, GO Bonds	5.00%	05/01/2035	285	285,832

Series 2014, GO Bonds	5.00%	05/01/2036	1,000	1,002,162

Series 2016, GO Bonds	5.00%	11/01/2036	715	723,067

Series 2016, GO Bonds	5.00%	01/01/2041	1,750	1,752,323

Series 2017 D, GO Bonds	5.00%	11/01/2026	1,840	1,912,689

Series 2018 A, GO Bonds	5.00%	05/01/2030	1,135	1,202,511

Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,116,974

Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(h)	8.00%	06/01/2032	360	360,250

Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(b)(g)	5.00%	09/01/2024	1,250	1,268,792

Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(c)	5.50%	08/01/2043	580	585,258

Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2049	670	537,237

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)

Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	$2,440	$2,440,486

Illinois (State of) Finance Authority (Roosevelt University); Series 2019 A, RB(c)	6.13%	04/01/2058	965	870,420
Illinois (State of) Finance Authority (Three Crowns Park);

Series 2017, Ref. RB	4.00%	02/15/2027	230	222,235

Series 2017, Ref. RB	5.25%	02/15/2037	200	196,402

Series 2017, Ref. RB	5.25%	02/15/2047	835	769,493

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);

Series 2002 A, RB (INS - NATL)(d)(e)	0.00%	12/15/2029	3,520	2,738,598

Series 2002, RB (INS - AGM)(d)(e)	0.00%	12/15/2029	2,500	1,957,036

Illinois (State of) Regional Transportation Authority; Series 2000, RB (INS - NATL)(d)	6.50%	07/01/2030	2,280	2,660,112
Illinois (State of) Sports Facilities Authority;

Series 2014, Ref. RB (INS - AGM)(d)	5.25%	06/15/2031	1,060	1,069,918

Series 2014, Ref. RB (INS - AGM)(d)	5.25%	06/15/2032	965	973,734

Illinois (State of) Toll Highway Authority; Series 2013 A, RB(f)	5.00%	01/01/2038	12,300	12,306,787

				59,138,182

Indiana–0.65%

Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	460	408,621

Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,795	1,792,134

Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(h)	5.75%	08/01/2042	240	240,988

Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(h)	6.75%	01/01/2034	1,500	1,513,429

				3,955,172

Iowa–0.85%

Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	1,625	1,109,156

Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,265	1,207,202

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	1,735	1,745,049

Iowa (State of) Tobacco Settlement Authority; Series 2021 B‑1, Ref. RB	4.00%	06/01/2049	1,200	1,169,779

				5,231,186

Kansas–0.32%

Wichita (City of), KS (Presbyterian Manors, Inc.);

Series 2013 IV‑A, RB	6.38%	05/15/2043	1,500	1,291,838

Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	692,956

				1,984,794

Kentucky–1.86%

Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(c)(h)	4.70%	01/01/2052	665	628,178
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(b)(m)	5.46%	02/01/2025	700	700,792
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);

Series 2015 A, RB	5.00%	07/01/2037	1,110	1,116,463

Series 2015 A, RB	5.00%	07/01/2040	2,770	2,775,353

Series 2015 A, RB	5.00%	01/01/2045	390	383,665
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);

Series 2017 A, Ref. RB	5.00%	06/01/2045	955	894,495

Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,000	873,323

Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(d)(f)(j)	5.00%	09/01/2044	3,860	4,044,308

				11,416,577

Louisiana–0.70%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(c)	3.90%	11/01/2044	910	781,244

New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	1,145	1,150,655

St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood); Series 2015, Ref. RB	5.25%	11/15/2037	1,850	1,716,829

Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	610	614,461

				4,263,189

Maryland–0.49%

Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(c)	4.50%	02/15/2047	1,500	1,343,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2055	$1,000	$840,207

Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	690	664,329

Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	4.25%	11/01/2037	175	141,567

				2,989,771

Massachusetts–3.64%

Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds); Series 2022, RB	5.00%	06/01/2050	3,530	3,738,261

Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds); Subseries 2023 A‑1, RB	5.25%	07/01/2053	3,360	3,666,689

Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health); Series 2015, Ref. RB	5.00%	01/01/2041	1,205	1,194,135

Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Sustainability Bopnds); Series 2023, Ref. RB	5.25%	07/01/2052	1,175	1,203,214
Massachusetts (Commonwealth of) Port Authority;

Series 2019 A, Ref. RB(h)	5.00%	07/01/2036	1,005	1,063,376

Series 2021 E, RB(h)	5.00%	07/01/2046	1,055	1,090,590

Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(d)	5.25%	08/01/2031	2,000	2,352,468

University of Massachusetts Building Authority; Series 2022‑1, RB	5.00%	11/01/2052	7,550	7,991,599

				22,300,332

Michigan–3.08%

Academy of Warren; Series 2020 A, RB(c)	5.00%	05/01/2035	290	269,822

Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	250	256,387

Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (INS - AGM)(d)	5.00%	07/01/2036	2,000	2,004,865

Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	2,360	1,886,618

Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(f)	5.00%	04/15/2041	2,715	2,790,714
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);

Series 2014 C‑6, Ref. RB	5.00%	07/01/2033	550	555,412

Series 2014 D‑4, Ref. RB	5.00%	07/01/2029	550	555,368

Michigan (State of) Finance Authority (Henry Ford Health System); Series 2019 A, RB	5.00%	11/15/2048	645	656,121

Michigan (State of) Finance Authority (Landmark Academy);

Series 2020, Ref. RB	5.00%	06/01/2035	170	156,885

Series 2020, Ref. RB	5.00%	06/01/2045	490	420,786

Michigan (State of) Finance Authority (Trinity Health Credit Group);

Series 2017 MI, RB(f)(g)(j)	5.00%	12/01/2046	3,655	3,710,506

Series 2017, Ref. RB	4.00%	12/01/2040	855	823,911

Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,950	1,985,310

Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(c)	5.00%	07/01/2026	385	356,195

Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(h)	4.00%	10/01/2026	1,690	1,674,551

Michigan (State of) Strategic Fund (I‑75 Improvement Project); Series 2018, RB(h)	5.00%	12/31/2032	750	784,346

				18,887,797

Minnesota–0.21%

Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	328,646
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	590	591,201

St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	343,791

				1,263,638

Mississippi–0.11%

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,115	688,792

Missouri–2.13%

Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2027	980	981,711

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);

Series 2019 B, RB(h)	5.00%	03/01/2046	$4,700	$4,778,182

Series 2019 B, RB (INS - AGM)(d)(h)	5.00%	03/01/2049	1,005	1,019,587

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	475	355,457

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	340	313,017
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);

Series 2012, RB	5.00%	09/01/2042	2,000	1,781,367

Series 2013 A, RB	5.50%	09/01/2033	1,375	1,375,034

St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,820	1,687,541

Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(c)	6.00%	10/01/2049	770	747,271

				13,039,167

Nebraska–2.11%

Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,740	3,809,127
Omaha (City of), NE Public Power District;

Series 2022 A, RB	5.25%	02/01/2052	6,355	6,855,630

Series 2022, RB(f)(j)	5.25%	02/01/2052	2,080	2,243,857

				12,908,614

Nevada–0.92%

Clark (County of), NV Water Reclamation District; Series 2023, GO Bonds	5.00%	07/01/2053	5,295	5,632,585

New Hampshire–0.49%

New Hampshire (State of) Business Finance Authority; Series 2020‑1A, RB	4.13%	01/20/2034	303	292,015

New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022‑1A, RB	4.38%	09/20/2036	1,646	1,593,143

New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,105	1,108,556

				2,993,714

New Jersey–5.40%

New Jersey (State of) Economic Development Authority; Series 2005 N‑1, Ref. RB (INS - AMBAC)(d)	5.50%	09/01/2024	3,390	3,450,678

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(h)	5.13%	09/15/2023	240	240,007

New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(h)	5.00%	10/01/2047	945	950,840

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(h)	5.38%	01/01/2043	2,250	2,253,042

New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	2,590	2,327,123
New Jersey (State of) Transportation Trust Fund Authority;

Series 2006 C, RB (INS - AGC)(d)(e)	0.00%	12/15/2026	14,305	12,689,000

Series 2018 A, Ref. RB	5.00%	12/15/2035	880	932,486

Series 2018 A, RN(f)(j)	5.00%	06/15/2029	1,575	1,641,479

Series 2018 A, RN(f)(j)	5.00%	06/15/2030	535	556,814

Series 2022, RB	5.25%	06/15/2046	1,425	1,529,673
Tobacco Settlement Financing Corp.;

Series 2018 A, Ref. RB	5.00%	06/01/2046	2,895	2,947,302

Series 2018 A, Ref. RB	5.25%	06/01/2046	1,675	1,730,122

Series 2018 B, Ref. RB	5.00%	06/01/2046	1,850	1,820,230

				33,068,796

New York–18.84%

Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(c)(h)	5.00%	01/01/2035	1,600	1,617,024

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,500	2,315,512

Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB	4.00%	02/15/2044	1,140	1,063,125
Metropolitan Transportation Authority (Green Bonds);

Series 2020 A‑1, RB (INS - AGM)(d)	4.00%	11/15/2041	2,015	1,949,468

Series 2020 C‑1, RB	5.25%	11/15/2055	1,340	1,378,691

New York & New Jersey (States of) Port Authority; Series 2020 221, RB(h)	4.00%	07/15/2055	2,340	2,085,270

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY;

Series 2020 C, GO Bonds	5.00%	08/01/2043	$2,480	$2,618,245

Subseries 2022 B‑1, GO Bonds	5.25%	10/01/2047	1,500	1,626,327

Subseries 2022 D‑1, GO Bonds(f)	5.25%	05/01/2038	1,355	1,506,621

Subseries 2022 D‑1, GO Bonds(f)	5.25%	05/01/2042	2,305	2,519,230

New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2021 A, Ref. RB (INS - AGM)(d)	3.00%	01/01/2046	2,525	1,866,519
New York (City of), NY Municipal Water Finance Authority;

Series 2020 BB‑1, RB	4.00%	06/15/2050	1,670	1,580,888

Series 2020 BB‑1, RB	5.00%	06/15/2050	3,395	3,558,900

Series 2020, Ref. RB	5.00%	06/15/2050	1,710	1,792,554

Series 2021, VRD RB(n)	2.95%	06/15/2045	3,370	3,370,000
New York (City of), NY Transitional Finance Authority;

Series 2019 B‑1, RB	4.00%	11/01/2045	860	825,690

Series 2023 F‑1, RB	4.00%	02/01/2051	2,535	2,383,060

Series 2024 B, RB	4.38%	05/01/2053	2,190	2,146,661
Subseries 2013, RB(f)	5.00%	11/01/2038	4,500	4,509,272

New York (State of) Dormitory Authority; Series 2022, RB(f)	4.00%	03/15/2046	5,000	4,756,823
New York (State of) Dormitory Authority (City of New York);

Series 2005 A, RB (INS - AMBAC)(d)	5.50%	05/15/2028	2,900	3,188,128

Series 2005 A, RB (INS - AMBAC)(d)	5.50%	05/15/2029	2,455	2,748,656

New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1‑B, RB	4.00%	07/01/2051	3,635	3,368,031

New York (State of) Dormitory Authority (New York University); Series 2001‑1, RB (INS - BHAC)(d)	5.50%	07/01/2031	1,040	1,162,967

New York (State of) Power Authority; Series 2020 A, RB(f)	4.00%	11/15/2045	3,700	3,577,387

New York (State of) Power Authority (Green Bonds); Series 2020, RB(f)	4.00%	11/15/2055	4,175	3,929,544
New York (State of) Thruway Authority;

Series 2019 B, RB	4.00%	01/01/2050	4,790	4,386,692

Series 2019 B, RB (INS - AGM)(d)(f)(j)	4.00%	01/01/2050	2,625	2,484,948

New York (State of) Thruway Authority (Group 3); Series 2021 A‑1, Ref. RB	4.00%	03/15/2046	2,495	2,353,086

New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	285	261,953

New York Counties Tobacco Trust V; Series 2005 S‑2, RB(e)	0.00%	06/01/2050	10,140	1,398,355

New York Counties Tobacco Trust VI; Series 2016 A‑1, Ref. RB	5.75%	06/01/2043	3,135	3,209,922

New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(c)	5.00%	11/15/2044	6,095	5,833,459

New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,350	3,214,045
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);

Series 2020, Ref. RB(h)	5.25%	08/01/2031	520	537,707

Series 2020, Ref. RB(h)	5.38%	08/01/2036	960	978,500
New York Transportation Development Corp. (American Airlines, Inc.);

Series 2016, Ref. RB(h)	5.00%	08/01/2026	995	997,198

Series 2016, Ref. RB(h)	5.00%	08/01/2031	1,340	1,343,338
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);

Series 2018, RB(h)	5.00%	01/01/2033	2,075	2,136,611

Series 2018, RB(h)	5.00%	01/01/2034	1,000	1,028,340

Series 2018, RB(h)	5.00%	01/01/2036	335	341,583

Series 2020, RB(h)	5.00%	10/01/2040	2,015	2,036,700

Series 2020, RB(h)	4.38%	10/01/2045	1,160	1,093,974
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);

Series 2016 A, RB(h)	5.00%	07/01/2046	3,055	3,045,313

Series 2016 A, RB(h)	5.25%	01/01/2050	1,660	1,659,982

New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(h)	5.00%	12/01/2038	1,265	1,311,808

Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	705	666,919

Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,522,123
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);

Series 2020 A, RB	5.00%	11/15/2049	750	785,606

Series 2021 A, RB	5.00%	11/15/2056	1,130	1,180,501

Series 2022, RB(f)	5.00%	05/15/2051	5,480	5,763,347

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)

TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	$2,575	$2,400,301

				115,416,904

North Carolina–0.34%

Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2017 A, RB	5.00%	07/01/2047	2,055	2,106,742

North Dakota–0.51%
Ward (County of), ND (Trinity Obligated Group);

Series 2017 C, RB	5.00%	06/01/2048	2,315	1,805,437

Series 2017 C, RB	5.00%	06/01/2053	1,725	1,302,479

				3,107,916

Ohio–5.44%

Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	790	793,553
Buckeye Tobacco Settlement Financing Authority;

Series 2020 A‑2, Ref. RB	4.00%	06/01/2048	5,315	4,709,884

Series 2020 B‑2, Ref. RB	5.00%	06/01/2055	8,275	7,575,564

Series 2020 B‑3, Ref. RB(e)	0.00%	06/01/2057	8,650	999,382

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(c)	6.50%	01/01/2034	1,000	1,000,466
Cleveland (City of), OH;

Series 2008 B‑2, RB (INS - NATL)(d)(e)	0.00%	11/15/2026	3,545	3,154,236

Series 2008 B‑2, RB (INS - NATL)(d)(e)	0.00%	11/15/2028	3,845	3,179,949

Series 2008 B‑2, RB (INS - NATL)(d)(e)	0.00%	11/15/2038	2,800	1,381,306

Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(c)	5.00%	06/01/2028	645	642,721
Cuyahoga (County of), OH (MetroHealth System);

Series 2017, Ref. RB	5.25%	02/15/2047	640	632,563

Series 2017, Ref. RB	5.50%	02/15/2052	795	800,972

Series 2017, Ref. RB	5.00%	02/15/2057	1,915	1,822,404

Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,360	1,432,638

Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,395	1,248,149

Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,460,552)(c)(k)(l)	6.00%	04/01/2038	1,490	327,800

Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	920	833,234

Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,515	2,221,813

Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(c)(h)	4.25%	01/15/2038	575	556,340

				33,312,974

Oklahoma–0.78%
Oklahoma (State of) Development Finance Authority (OU Medicine);

Series 2018 B, RB	5.50%	08/15/2052	3,775	3,613,052

Series 2018 B, RB	5.50%	08/15/2057	1,230	1,164,960

Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(k)	5.00%	08/01/2052	1,825	1,825

				4,779,837

Ontario–0.13%

Affordable Housing Tax‑Exempt Bond Pass-Thru Trust; Series 2023‑1, RB(c)	6.00%	10/05/2040	839	802,328

Oregon–1.17%

Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	505	460,190

Oregon (State of); Series 2019, GO Bonds(f)(j)	5.00%	08/01/2044	3,360	3,560,474

Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(h)	5.50%	07/01/2048	1,430	1,536,567

Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(h)	5.00%	07/01/2052	1,605	1,639,623

				7,196,854

Pennsylvania–3.01%

Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	835	722,884

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Lancaster (County of), PA Hospital Authority (Penn State Health);

Series 2021, RB	5.00%	11/01/2046	$510	$522,526

Series 2021, RB	5.00%	11/01/2051	680	694,121
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);

Series 2022, RB(h)	5.25%	06/30/2053	2,015	2,048,433

Series 2022, RB (INS - AGM)(d)(h)	5.00%	12/31/2057	1,005	1,017,452

Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2023 A‑2, RB	4.00%	05/15/2048	545	493,029
Pennsylvania (Commonwealth of) Turnpike Commission;

Series 2014 A‑2, RB(i)	5.13%	12/01/2039	1,500	1,497,041

Series 2019 A, RB	5.00%	12/01/2049	215	223,855

Series 2020 B, RB	5.00%	12/01/2050	590	614,112

Series 2021 A, RB	4.00%	12/01/2050	1,260	1,149,106
Pennsylvania Higher Education Assistance Agency (Senior Bonds);

Series 2023 A, RB(h)	5.00%	06/01/2029	500	523,159

Series 2023 A, RB(h)	5.00%	06/01/2030	685	723,343

Series 2023 A, RB(h)	5.00%	06/01/2031	750	794,519

Series 2023 A, RB(h)	5.00%	06/01/2032	875	929,196

Philadelphia (City of), PA; Series 2017 B, Ref. RB(h)	5.00%	07/01/2047	4,320	4,352,973

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,670	1,755,626

Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(c)	5.00%	06/15/2050	400	374,232

				18,435,607

Puerto Rico–5.80%
Children’s Trust Fund;

Series 2002, RB	5.50%	05/15/2039	3,005	3,005,351

Series 2002, RB	5.63%	05/15/2043	1,825	1,834,163

Series 2005 A, RB(e)	0.00%	05/15/2050	5,570	1,009,891

Series 2005 B, RB(e)	0.00%	05/15/2055	2,530	264,767

Series 2008 A, RB(e)	0.00%	05/15/2057	14,910	1,036,984

Series 2008 B, RB(e)	0.00%	05/15/2057	37,725	2,075,509
Puerto Rico (Commonwealth of);

Series 2021 A‑1, GO Bonds	5.63%	07/01/2027	1,170	1,220,257

Series 2021 A‑1, GO Bonds	4.00%	07/01/2035	1,260	1,158,014

Series 2021 A‑1, GO Bonds	4.00%	07/01/2037	980	881,710

Series 2021 A‑1, GO Bonds	4.00%	07/01/2041	605	523,178

Subseries 2022, RN	0.00%	11/01/2043	797	411,212

Subseries 2022, RN	0.00%	11/01/2051	1,469	760,432
Puerto Rico (Commonwealth of) Electric Power Authority;

Series 2003 NN, RB (INS - NATL)(d)	4.75%	07/01/2033	850	822,079

Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2029	1,900	1,874,192

Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2033	725	713,321

Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2035	640	622,923

Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2022 A, RB	5.00%	07/01/2062	1,680	1,656,900
Puerto Rico Sales Tax Financing Corp.;

Series 2018 A‑1, RB(e)	0.00%	07/01/2029	1,405	1,099,236

Series 2018 A‑1, RB(e)	0.00%	07/01/2033	2,116	1,369,366

Series 2018 A‑1, RB(e)	0.00%	07/01/2046	8,320	2,317,355

Series 2018 A‑1, RB(e)	0.00%	07/01/2051	10,905	2,253,927

Series 2018 A‑1, RB	4.75%	07/01/2053	1,469	1,377,157

Series 2018 A‑1, RB	5.00%	07/01/2058	5,866	5,692,399

Series 2019 A‑2, RB	4.33%	07/01/2040	1,655	1,571,597

				35,551,920

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–0.46%
Tobacco Settlement Financing Corp.;

Series 2015 A, Ref. RB	5.00%	06/01/2035	$700	$708,548

Series 2015 B, Ref. RB	5.00%	06/01/2050	2,180	2,116,003

				2,824,551

South Carolina–0.99%

South Carolina (State of) Ports Authority; Series 2015, RB(b)(g)(h)	5.25%	07/01/2025	1,045	1,071,353

South Carolina (State of) Public Service Authority;

Series 2013 E, Ref. RB	5.50%	12/01/2053	3,830	3,831,666

Series 2014 C, Ref. RB	5.00%	12/01/2046	1,175	1,175,427

				6,078,446

South Dakota–0.45%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,745	2,745,173

Tennessee–2.92%

Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,260	1,273,064

Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,780	1,822,681

Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,080	1,969,443

Knox (County of), TN & Knoxville (City of), TN Sports Authority (Multi‑Use Stadium); Series 2023 A, RB	6.00%	12/01/2054	2,085	2,366,593

Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,175	3,004,478

Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(h)	5.00%	07/01/2043	1,275	1,293,699

Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(h)	5.00%	07/01/2054	570	576,515

Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2008, VRD RB (INS - AGM)(d)(n)	0.02%	06/01/2042	3,000	3,000,000

Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	2,505	2,591,714

				17,898,187

Texas–21.02%

Alamo Community College District; Series 2012, GO Bonds(f)	5.00%	08/15/2034	4,895	4,899,603

Austin (City of), TX; Series 2023, Ref. RB	5.25%	11/15/2053	2,185	2,356,530

Bay Area Toll Authority (San Francisco Bay Area); Series 2023, VRD RB (LOC - Barclays Bank PLC)(c)(n)(o)	3.66%	06/01/2063	840	840,000

Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,130	1,096,060

Central Texas Regional Mobility Authority; Series 2021 B, RB	5.00%	01/01/2046	670	692,645

Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,360	1,205,305

Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,660	1,676,972

Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	1,010	986,287

Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,685	1,642,670

Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	4,250	3,965,736

El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,050	2,821,402

Greater Texoma Utility Authority (City of Sherman); Series 2023, RB (INS - AGM)(d)	4.25%	10/01/2053	1,430	1,324,653

Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,295	1,169,962

Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(b)	4.05%	06/01/2033	1,345	1,322,438

Houston (City of), TX;

Series 2023 A, Ref. RB (INS - AGM)(d)(h)	5.25%	07/01/2048	1,170	1,231,390

Series 2023 A, Ref. RB (INS - AGM)(d)(h)	5.25%	07/01/2053	1,175	1,229,968

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);

Series 2014, Ref. RB(h)	4.75%	07/01/2024	420	420,410

Series 2021 A, RB(h)	4.00%	07/01/2041	585	517,704

Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(h)	5.00%	07/15/2028	500	506,499

Houston (City of), TX Convention & Entertainment Facilities Department;

Series 2001 B, RB (INS - AGM)(d)(e)	0.00%	09/01/2026	3,975	3,534,103

Series 2001 B, RB (INS - AGM)(d)(e)	0.00%	09/01/2027	5,015	4,296,600

La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(b)(c)(g)	5.50%	08/15/2024	1,230	1,246,968

Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,170	1,264,688

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(h)	4.63%	10/01/2031	$2,100	$2,052,231
Montgomery Independent School District;

Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	885	832,208

Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	2,125	1,960,839

New Hope Cultural Education Facilities Finance Corp. (4‑K Housing, Inc.-Stoney Brook); Series 2017 A‑1, RB(k)	4.75%	07/01/2052	750	502,500

New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,455	1,069,020

New Hope Cultural Education Facilities Finance Corp. (CHF‑Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(d)	5.00%	04/01/2046	510	507,727

New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(c)	4.00%	08/15/2051	1,235	890,404
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);

Series 2018, Ref. RB	5.00%	10/01/2026	1,550	1,522,733

Series 2020, RB	5.25%	10/01/2055	2,520	1,943,596
North Texas Tollway Authority;

Series 2008 D, Ref. RB (INS - AGC)(d)(e)	0.00%	01/01/2028	16,400	14,044,540

Series 2008 D, Ref. RB (INS - AGC)(d)(e)	0.00%	01/01/2029	2,725	2,247,981

Series 2008 D, Ref. RB (INS - AGC)(d)(e)	0.00%	01/01/2031	3,550	2,703,937
San Antonio (City of), TX;

Series 2023 A, Ref. RB	5.25%	02/01/2046	1,760	1,915,423

Series 2023 A, Ref. RB	5.50%	02/01/2050	1,300	1,432,246
San Jacinto River Authority (Groundwater Reduction Plan Division);

Series 2011, RB (INS - AGM)(d)	5.00%	10/01/2032	2,265	2,267,581

Series 2011, RB (INS - AGM)(d)	5.00%	10/01/2037	2,475	2,477,364

Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	4,607,365

Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	3,270	3,090,012

Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(f)	5.00%	02/15/2047	3,415	3,458,292
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);

Series 2016, Ref. RB	5.00%	05/15/2037	1,645	1,466,609

Series 2016, Ref. RB	5.00%	05/15/2045	1,030	844,101

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,801,783)(k)(l)	6.38%	02/15/2048	1,785	981,750

Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);

Series 2020, Ref. RB	6.63%	11/15/2041	85	78,939

Series 2020, Ref. RB	6.75%	11/15/2051	85	76,192

Series 2020, Ref. RB	6.88%	11/15/2055	85	76,772

Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2028	560	565,369
Texas (State of) Transportation Commission;

Series 2019, RB(e)	0.00%	08/01/2037	1,250	641,482

Series 2019, RB(e)	0.00%	08/01/2039	1,400	632,338
Texas (State of) Transportation Commission (Central Texas Turnpike System);

Series 2002 A, RB (INS - BHAC)(d)(e)	0.00%	08/15/2027	6,800	5,949,005

Series 2002, RB(e)(g)	0.00%	08/15/2027	200	175,281

Series 2015 B, Ref. RB(e)	0.00%	08/15/2036	3,075	1,632,371

Series 2015 B, Ref. RB(e)	0.00%	08/15/2037	705	352,120

Series 2015 C, Ref. RB	5.00%	08/15/2034	5,000	5,029,103

Series 2015 C, Ref. RB	5.00%	08/15/2042	4,385	4,385,000

Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,430	1,346,662

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,955	3,060,131

Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(h)	5.00%	12/31/2055	1,070	1,056,338

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2023, RB(h)	5.50%	12/31/2058	1,000	1,059,694

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(h)	7.00%	12/31/2038	1,250	1,252,583

Texas Water Development Board; Series 2022, RB(f)	5.00%	10/15/2047	3,340	3,558,622

Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	4,763

Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(d)	4.00%	02/15/2053	3,365	3,009,358

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Waxahachie Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	$1,830	$1,775,035

				128,784,210

Utah–0.92%

Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(c)	4.00%	03/01/2051	500	368,290

Military Installation Development Authority; Series 2021 A‑2, RB	4.00%	06/01/2052	500	362,700
Salt Lake City (City of), UT;

Series 2021 A, RB(h)	5.00%	07/01/2046	840	861,091

Series 2021 A, RB(h)	5.00%	07/01/2051	450	458,559

Series 2023 A, RB(h)	5.25%	07/01/2048	1,610	1,694,476
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,025	1,879,061

				5,624,177

Virginia–2.05%

Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,090	1,942,606

Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(c)	5.00%	09/01/2045	335	308,173

Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $330,000)(k)(l)	5.00%	09/01/2050	330	198,000
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);

Series 2022, Ref. RB(h)	5.00%	01/01/2038	2,000	2,053,971

Series 2022, Ref. RB(h)	5.00%	07/01/2038	2,250	2,309,152
Virginia (Commonwealth of) Small Business Financing Authority (I‑495 Hot Lanes);

Series 2022, Ref. RB(h)	5.00%	12/31/2052	535	538,229

Series 2022, Ref. RB(h)	5.00%	12/31/2057	1,625	1,630,849
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);

Series 2017, RB(h)	5.00%	12/31/2049	1,155	1,156,906
Series 2017, RB(h)	5.00%	12/31/2056	2,420	2,396,560

				12,534,446

Washington–3.34%

Kalispel Tribe of Indians; Series 2018 A, RB(c)	5.00%	01/01/2032	1,340	1,367,187

Seattle (City of), WA; Series 2023 A, Ref. RB	5.00%	03/01/2053	5,000	5,310,218

Tacoma (City of), WA; Series 2023, RB(f)	4.00%	12/01/2047	2,785	2,638,561
Washington (State of);

Series 2004 F, GO Bonds (INS - AMBAC)(d)(e)	0.00%	12/01/2029	5,100	4,064,907

Series 2019 A, GO Bonds(f)	5.00%	08/01/2042	1,850	1,943,728

Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,440	3,469,099
Washington (State of) Housing Finance Commission (Bayview Manor Homes);

Series 2016 A, Ref. RB(c)	5.00%	07/01/2046	435	339,401

Series 2016 A, Ref. RB(c)	5.00%	07/01/2051	360	271,215
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021‑1A, Revenue Ctfs.	3.50%	12/20/2035	1,204	1,090,936

				20,495,252

West Virginia–0.42%

Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(c)	7.50%	06/01/2043	840	911,573
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,790	1,672,669

				2,584,242

Wisconsin–4.94%

Wisconsin (State of) Center District;

Series 2020 D, RB (INS - AGM)(d)(e)	0.00%	12/15/2050	6,520	1,768,145

Series 2020 D, RB (INS - AGM)(d)(e)	0.00%	12/15/2060	29,640	4,805,868

Series 2022, RB(c)	5.25%	12/15/2061	1,705	1,634,341
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc.Obligated Group);

Series 2021, RB	3.00%	08/15/2051	835	572,952

Series 2021, RB	4.00%	08/15/2051	2,805	2,511,291

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,505	2,294,352

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Health system); Series 2021 A, Ref. RB	3.00%	10/15/2038	$1,680	$1,354,920

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,540	1,409,381

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	5,000	4,769,693

Wisconsin (State of) Public Finance Authority; Series 2022, RB(c)	6.00%	06/01/2062	780	750,489

Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);

Series 2017, RB(c)(k)	6.75%	08/01/2031	900	630,000

Series 2017, RB(c)	6.75%	12/01/2042	2,100	1,902,689

Wisconsin (State of) Public Finance Authority (Explore Academy);

Series 2020 A, RB(c)	6.13%	02/01/2050	420	359,080

Series 2022 A, RB(c)	6.13%	02/01/2050	455	389,003

Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(c)	5.13%	06/15/2039	650	615,269

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A‑1, RB(c)	6.38%	01/01/2048	640	393,600

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);

Series 2018 A, RB	5.20%	12/01/2037	1,655	1,663,203

Series 2018 A, RB	5.35%	12/01/2045	1,655	1,607,601

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	815	826,680

				30,258,557

Total Municipal Obligations (Cost $941,053,889)				933,121,813

			Shares
Exchange-Traded Funds–0.08%

Invesco Municipal Strategic Income ETF (Cost $512,037)(p)			10,050	499,712

TOTAL INVESTMENTS IN SECURITIES(q)—152.36% (Cost $941,565,926)				933,621,525

FLOATING RATE NOTE OBLIGATIONS—(14.15)% Notes with interest and fee rates ranging from 4.58% to 4.63% at 08/31/2023 and contractual maturities of collateral ranging from 06/15/2029 to 11/15/2055 (See Note 1J)(r)				(86,705,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES—(38.04)%				(233,088,794)

OTHER ASSETS LESS LIABILITIES - (0.17)%				(1,035,255)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$612,792,476

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC	- Berkshire Hathaway Assurance Corp.
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
Ctfs.	- Certificates
ETF	- Exchange-Traded Fund
FHLMC	- Federal Home Loan Mortgage Corp.
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
SIFMA	- Securities Industry and Financial Markets Association
VRD	- Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Value Municipal Income Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $54,760,891, which represented 8.94% of the Trust’s Net Assets.

(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security subject to the alternative minimum tax.
(i)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $23,555,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2023 was $2,734,155, which represented less than 1% of the Trust’s Net Assets.

(l)	Restricted security. The aggregate value of these securities at August 31, 2023 was $1,599,830, which represented less than 1% of the Trust’s Net Assets.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(n)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2023.

(o)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(p)
Affiliated issuer. The issuer and/or the Trust is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2023	Dividend Income

Invesco Municipal Strategic Income ETF	$500,445	$-	$-	$(733)	$-	$499,712	$10,304

(q)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	6.27%

(r)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2023. At August 31, 2023, the Trust’s investments with a value of $125,284,546 are held by TOB Trusts and serve as collateral for the $86,705,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition
By credit sector, based on total investments
As of August 31, 2023

Revenue Bonds	80.42%

General Obligation Bonds	16.25

Pre‑Refunded Bonds	2.56

Other	0.77

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Value Municipal Income Trust

Statement of Assets and Liabilities
August 31, 2023
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $941,053,889)	$933,121,813

Investments in affiliates, at value (Cost $512,037)	499,712

Receivable for:
Investments sold	24,358,330

Interest	8,240,359

Investment for trustee deferred compensation and retirement plans	77,613

Total assets	966,297,827

Liabilities:
Floating rate note obligations	86,705,000

Variable rate muni term preferred shares ($0.01 par value, 2,331 shares issued with liquidation preference of $100,000 per share)	233,088,794

Payable for:
Investments purchased	29,417,639

Dividends	40,746

Amount due custodian	2,977,816

Accrued fees to affiliates	37,762

Accrued interest expense	893,367

Accrued trustees’ and officers’ fees and benefits	1,383

Accrued other operating expenses	103,840

Trustee deferred compensation and retirement plans	239,004

Total liabilities	353,505,351

Net assets applicable to common shares	$612,792,476

Net assets applicable to common shares consist of:
Shares of beneficial interest – common shares	$678,549,373

Distributable earnings (loss)	(65,756,897)

$612,792,476

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	47,068,439

Net asset value per common share	$13.02

Market value per common share	$11.53

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Value Municipal Income Trust

Statement of Operations
For the six months ended August 31, 2023
(Unaudited)

Investment income:
Interest	$22,852,989

Dividends from affiliates	10,304

Total investment income	22,863,293

Expenses:
Advisory fees	2,647,111

Administrative services fees	46,498

Custodian fees	4,443

Interest, facilities and maintenance fees	7,033,754

Transfer agent fees	10,259

Trustees’ and officers’ fees and benefits	10,421

Registration and filing fees	22,902

Reports to shareholders	23,159

Professional services fees	49,727

Other	4,784

Total expenses	9,853,058

Less: Fees waived	(977)

Net expenses	9,852,081

Net investment income	13,011,212

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(289,904))	(3,338,577)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,872,417)

Affiliated investment securities	(733)

(1,873,150)

Net realized and unrealized gain (loss)	(5,211,727)

Net increase in net assets resulting from operations applicable to common shares	$7,799,485

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Value Municipal Income Trust

Statement of Changes in Net Assets
For the six months ended August 31, 2023 and the year ended February 28, 2023
(Unaudited)

	August 31, 2023	February 28, 2023

Operations:
Net investment income	$13,011,212	$29,045,271

Net realized gain (loss)	(3,338,577)	(33,448,918)

Change in net unrealized appreciation (depreciation)	(1,873,150)	(83,450,480)

Net increase (decrease) in net assets resulting from operations applicable to common shares	7,799,485	(87,854,127)

Distributions to common shareholders from distributable earnings	(13,061,492)	(30,798,672)

Return of capital applicable to common shares	–	(1,137,282)

Total distributions	(13,061,492)	(31,935,954)

Net increase (decrease) in net assets applicable to common shares	(5,262,007)	(119,790,081)

Net assets applicable to common shares:
Beginning of period	618,054,483	737,844,564

End of period	$612,792,476	$618,054,483

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Value Municipal Income Trust

Statement of Cash Flows
For the six months ended August 31, 2023
(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$7,799,485

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(99,813,384)

Proceeds from sales of investments	124,912,228

Proceeds from sales of short-term investments, net	4,934,641

Amortization of premium on investment securities	1,245,469

Accretion of discount on investment securities	(3,970,095)

Net realized loss from investment securities	3,338,577

Net change in unrealized depreciation on investment securities	1,873,150

Change in operating assets and liabilities:

Decrease in receivables and other assets	661,569

Increase in accrued expenses and other payables	35,926

Net cash provided by operating activities	41,017,566

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(13,059,993)

Increase in payable for amount due custodian	542,427

Proceeds of TOB Trusts	6,935,000

Repayments of TOB Trusts	(35,435,000)

Net cash provided by (used in) financing activities	(41,017,566)

Net increase in cash and cash equivalents	–

Cash and cash equivalents at beginning of period	–

Cash and cash equivalents at end of period	$–

Supplemental disclosure of cash flow information:
Cash paid during the period for taxes	$20,258

Cash paid during the period for interest, facilities and maintenance fees	$6,869,753

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Value Municipal Income Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended August 31,		Years Ended February 28,			Year Ended February 29,	Year Ended February 28,
	2023		2023	2022	2021	2020	2019

Net asset value per common share, beginning of period	$ 13.13		$ 15.68	$ 16.53	$ 17.15	$ 15.68	$ 15.80

Net investment income(a)	0.28		0.62	0.75	0.75	0.67	0.69

Net gains (losses) on securities (both realized and unrealized)	(0.11)		(2.49)	(0.83)	(0.66)	1.50	(0.08)

Total from investment operations	0.17		(1.87)	(0.08)	0.09	2.17	0.61

Less:
Dividends paid to common shareholders from net investment income	(0.28)		(0.66)	(0.77)	(0.71)	(0.67)	(0.72)

Return of capital	–		(0.02)	–	–	(0.03)	(0.01)

Total distributions	(0.28)		(0.68)	(0.77)	(0.71)	(0.70)	(0.73)

Net asset value per common share, end of period	$ 13.02		$ 13.13	$ 15.68	$ 16.53	$ 17.15	$ 15.68

Market value per common share, end of period	$ 11.53		$ 12.18	$ 15.12	$ 15.55	$ 15.47	$ 14.35

Total return at net asset value(b)	1.24%		(11.72)%	(0.56)%	1.11%	14.53%	4.50%

Total return at market value(c)	(3.11)%		(15.08)%	1.94%	5.45%	12.88%	4.29%

Net assets applicable to common shares, end of period (000’s omitted)	$612,792		$618,054	$737,845	$777,695	$806,854	$737,833

Portfolio turnover rate(d)	13%		31%	10%	16%	6%	15%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:

With fee waivers and/or expense reimbursements	3.12	%(e)	2.57%	1.44%	1.70%	2.40%	2.48%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.89	%(e)	0.95%	0.92%	0.93%	0.95%	0.99%

Without fee waivers and/or expense reimbursements	3.12	%(e)	2.57%	1.44%	1.70%	2.40%	2.48%

Ratio of net investment income to average net assets	4.12	%(e)	4.51%	4.52%	4.59%	4.10%	4.41%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$233,089		$233,100	$233,100	$233,100	$233,100	$233,100

Asset coverage per preferred share(f)	$362,883		$365,146	$416,536	$433,631	$446,141	$416,531

Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)
Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)
Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Value Municipal Income Trust

Notes to Financial Statements
August 31, 2023
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco Value Municipal Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed‑end management investment company.
The Trust’s investment objective is to provide common shareholders with current income which is exempt from federal income tax.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution‑size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Trust could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Trust securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Trust could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay‑in‑kind interest income and non‑cash dividend income received in the form of securities in‑lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex‑dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.
Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Distributions – The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.
Federal Income Taxes – The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

25	Invesco Value Municipal Income Trust

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period‑end date and before the date the financial statements are released to print.

H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.
Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.
Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

26	Invesco Value Municipal Income Trust

K.
Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax‑free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Trust’s operations, universe of potential investment options, and return potential.
The municipal issuers in which the Trust invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Trust’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Trust more susceptible to experience a drop in its share price than if the Trust had been more diversified across issuers that did not have similar characteristics.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).
Under the terms of a master sub‑advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub‑Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub‑Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub‑Adviser(s).
For the six months ended August 31, 2023, the Adviser waived advisory fees of $977.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2023, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub‑administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –
Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –
Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities

Municipal Obligations	$–	$933,121,813	$–	$933,121,813

Exchange-Traded Funds	499,712	–	–	499,712
Total Investments	$499,712	$933,121,813	$–	$933,621,525
NOTE 4–Security Transactions with Affiliated Funds
The Trust is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a‑7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a‑7. Pursuant to these procedures, for the six months ended August 31, 2023, the Trust engaged in securities purchases of $14,398,039 and securities sales of $3,801,670, which resulted in net realized gains (losses) of $(289,904).

27	Invesco Value Municipal Income Trust

NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Trusts in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Trust may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Trust.
NOTE 6–Cash Balances and Borrowings
The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period‑end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2023 were $97,162,857 and 3.95%, respectively.
NOTE 7–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year‑end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Trust had a capital loss carryforward as of February 28, 2023, as follows:

	Capital Loss Carryforward*

Expiration		Short-Term	Long-Term	Total

Not subject to expiration		$35,943,359	$18,405,897	$54,349,256

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2023 was $117,624,396 and $143,485,178, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period‑end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$27,661,416

Aggregate unrealized (depreciation) of investments	(35,456,748)

Net unrealized appreciation (depreciation) of investments	$(7,795,332)

Cost of investments for tax purposes is $941,416,857.
NOTE 9–Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 28,
	2023	2023

Beginning shares	47,068,439	47,068,439

Shares issued through dividend reinvestment	–	–

Ending shares	47,068,439	47,068,439

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
NOTE 10–Variable Rate Muni Term Preferred Shares
The Trust issued Series 2015/6‑IIM VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. As of August 31, 2023, the VMTP Shares outstanding were as follows:

Issue Date	Shares Issued	Term Redemption Date	Extension Date

05/09/2012	1,431	12/01/2024	06/01/2021

02/02/2015	500	12/01/2024	06/01/2021

06/01/2017	400	12/01/2024	06/01/2021

28	Invesco Value Municipal Income Trust

VMTP Shares are a variable-rate form of preferred shares with a mandatory redemption date, unless earlier redeemed, repurchased, or extended and are considered debt for financial reporting purposes. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.
The Trust incurs costs in connection with the issuance and/or the extension of the VMTP Shares. These costs are recorded as a deferred charge and are amortized over the term life of the VMTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.
Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2023, the dividend rate is equal to the SIFMA Index plus a spread of 1.05%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2023 were $233,100,000 and 4.33%, respectively.
The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.
The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period‑end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.
NOTE 11–Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2023:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2023	$0.0441	September 15, 2023	September 29, 2023
October 2, 2023	$0.0441	October 16, 2023	October 31, 2023

29	Invesco Value Municipal Income Trust

Approval of Investment Advisory and Sub‑Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of Invesco Value Municipal Income Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub‑Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub‑Advisers and the sub‑advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub‑advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub‑Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub‑Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub‑Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub‑advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub‑committees, as well as the information provided to the Board and its committees and sub‑committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub‑advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub‑advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow‑up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow‑up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub‑advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub‑advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub‑Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co‑Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed‑end fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non‑advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub‑Advisers under the sub‑advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub‑Advisers who provide these services. The Board noted the Affiliated Sub‑Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub‑Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub‑Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub‑advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub‑Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub‑Advisers are appropriate and satisfactory.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub‑advisory contracts for the Fund, as no Affiliated Sub‑Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index). The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the

30	Invesco Value Municipal Income Trust

fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.
C.	Advisory and Sub‑Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non‑portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund‑by‑fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers and the Affiliated Sub‑Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.
The Board also considered the services that may be provided by the Affiliated Sub‑Advisers pursuant to the sub‑advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub‑Advisers pursuant to the sub‑advisory contracts.
D.	Economies of Scale and Breakpoints
The Board noted that most closed‑end funds do not have fund level breakpoints because closed‑end funds generally do not experience substantial asset growth after the initial public offering. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund‑by‑fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub‑Advisers are financially sound and have the resources necessary to perform their obligations under the sub‑advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.
The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

31	Invesco Value Municipal Income Trust

Proxy Results
A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Value Municipal Income Trust (the “Fund”) was held on August 3, 2023. The Meeting was held for the following purpose:
(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.
(2). Election of Trustees by Preferred Shareholders voting as a separate class.
The results of the voting on the above matters were as follows:

			Votes
	Matters	Votes For	Withheld
(1).	Beth Ann Brown	36,209,353.82	1,704,986.52
	Joel W. Motley	35,964,130.82	1,950,209.52
	Teresa M. Ressel	36,191,361.82	1,722,978.52
(2).	Anthony J. LaCava, Jr.	2,331.00	0.00

32	Invesco Value Municipal Income Trust

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information
The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N‑PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N‑PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
 A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/ corporate/about‑us/esg. The information is also available on the SEC website, sec.gov.
 Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12‑month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811‑06590	MS‑CE‑VMINC‑SAR‑1

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

As of August 31, 2023, the following individuals are jointly and primarily responsible for the day-to-day management of the Trust:

•	Mark Paris, Portfolio Manager, who has been responsible for the Trust since 2015 and has been associated with Invesco and/or its affiliates since 2010.

•	Jack Connelly, Portfolio Manager, who has been responsible for the Trust since 2016 and has been associated with Invesco and/or its affiliates since 2016.

•	Joshua Cooney, Portfolio Manager, who has been responsible for the Trust since 2021 and has been associated with Invesco and/or its affiliates since 1999.

•	Tim O’Reilly, Portfolio Manager, who has been responsible for the Trust since 2016 and has been associated with Invesco and/or its affiliates since 2010.

•	John Schorle, Portfolio Manager, who has been responsible for the Trust since 2018 and has been associated with Invesco and/or its affiliates since 2010.

•

Rebecca Setcavage, Portfolio Manager, who has been responsible for the Trust since 2021 and has been associated with Invesco and/or its affiliates since 2019. Ms. Setcavage was associated with OppenheimerFunds, a global asset management firm, since 2017.

•	Julius Williams, Portfolio Manager, who has been responsible for the Trust since 2015 and has been associated with Invesco and/or its affiliates since 2010.

Portfolio Manager Fund Holdings and Information on Other Managed Accounts

Invesco’s portfolio managers develop investment models which are used in connection with the management of certain Invesco Funds as well as other mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The ‘Investments’ chart reflects the portfolio managers’ investments in the Fund(s) that they manage and includes investments in the Fund’s shares beneficially owned by a portfolio manager, as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household). The ‘Assets Managed’ chart reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other registered investment companies; (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (performance-based fees), information on those accounts is specifically noted. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.

Investments

The following information is as of August 31, 2023 (unless otherwise noted):

Portfolio Managers	Dollar Range of Investments in the Fund

Invesco Value Municipal Income Trust
Mark Paris	None
Jack Connelly	None
Joshua Cooney	None
Tim O’Reilly	None
John Schorle	None
Rebecca Setcavage	None
Julius Williams	None

Assets Managed

The following information is as of August 31, 2023 (unless otherwise noted):

Portfolio Managers	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)
Invesco Value Municipal Income Trust
Mark Paris	26	$45,941.0	None	None	2	[1]	$224.1	[1]
Jack Connelly	14	$23,041.8	None	None	2	[1]	$224.1	[1]
Joshua Cooney	13	$16,306.6	None	None	None		None
Tim O’Reilly	26	$45,960.5	None	None	2	[1]	$224.1	[1]
John Schorle	16	$23,081.2	None	None	2	[1]	$224.1	[1]
Rebecca Setcavage	8	$11,014.7	None	None	None		None
Julius Williams	26	$45,960.5	None	None	2	[1]	$224.1	[1]

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:

•

The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. The Adviser and each Sub-Adviser seek to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

•

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, the Adviser, each Sub-Adviser and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

•

The Adviser and each Sub-Adviser determine which broker to use to execute each order for securities transactions for the Funds, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser and each Sub-Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

•

The appearance of a conflict of interest may arise where the Adviser or Sub-Adviser has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts for which a portfolio manager has day-to-day management responsibilities. None of the Invesco Fund accounts managed have a performance fee.

•

In the case of a fund-of-funds arrangement, including where a portfolio manager manages both the investing Fund and an affiliated underlying fund in which the investing Fund invests or may invest, a conflict of interest may arise if the portfolio manager of the investing Fund receives material nonpublic information about the underlying fund. For example, such a conflict may restrict the ability of the portfolio manager to buy or sell securities of the underlying Fund, potentially for a prolonged period of time, which may adversely affect the Fund.

The Adviser, each Sub-Adviser, and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Description of Compensation Structure

For the Adviser and each Sub-Adviser

The Adviser and each Sub-Adviser seek to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive cash bonus opportunity and a deferred compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive Fund performance. The Adviser and each Sub-Adviser evaluate competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following three elements:

Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, the Adviser and each Sub-Adviser’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.

Annual Bonus. The portfolio managers are eligible, along with other employees of the Adviser and each Sub-Adviser, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the firm-wide bonus pool based upon progress against strategic objectives and annual operating plan, including investment performance and financial results. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager’s compensation is linked to the pre-tax investment performance of the Funds/accounts managed by the portfolio manager as described in Table 1 below.

Table 1

Sub-Adviser	Performance time period[1]
Invesco [2] Invesco Canada[3] Invesco Deutschland[3] Invesco Hong Kong[3] Invesco Asset Management[3] Invesco India[3] Invesco Listed Real Assets Division[3]	One-, Three- and Five-year performance against Fund peer group

Invesco Senior Secured3, [3] Invesco Capital3,[4]	Not applicable

Invesco Japan	One-, Three- and Five-year performance

High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

With respect to Invesco Capital, there is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers.

[1]	Rolling time periods based on calendar year-end.
[2]	Portfolio Managers may be granted an annual deferral award that vests on a pro-rata basis over a four-year period.
[3]	Invesco Senior Secured’s bonus is based on annual measures of equity return and standard tests of collateralization performance.
[4]	Portfolio Managers for Invesco Capital base their bonus on Invesco results as well as overall performance of Invesco Capital.

Deferred / Long Term Compensation. Portfolio managers may be granted a deferred compensation award based on a firm-wide bonus pool approved by the Compensation Committee of Invesco Ltd. Deferred compensation awards may take the form of annual deferral awards or long-term equity awards. Annual deferral awards may be granted as an annual stock deferral award or an annual fund deferral award. Annual stock deferral awards are settled in Invesco Ltd. common shares. Annual fund deferral awards are notionally invested in certain Invesco Funds selected by the Portfolio Manager and are settled in cash. Long-term equity awards are settled in Invesco Ltd. common shares. Both annual deferral awards and long-term equity awards have a four-year ratable vesting schedule. The vesting period aligns the interests of the Portfolio Managers with the long-term interests of clients and shareholders and encourages retention.

Retirement and health and welfare arrangements. Portfolio managers are eligible to participate in retirement and health and welfare plans and programs that are available generally to all employees.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 17, 2023, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 17, 2023, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Value Municipal Income Trust

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 6, 2023

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 6, 2023

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 6, 2023